Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations
2. Business Combinations
Business Combination — Reverse Recapitalization
On August 2, 2021, the Company completed the Business Combination (the “Closing”).
The Business Combination was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, RTPZ was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the reverse recapitalization was treated as the equivalent of Old Hippo issuing stock for the net assets of RTPZ, accompanied by a recapitalization. Operations prior to the reverse recapitalization were those of Old Hippo.
In connection with the Business Combination:

•
Certain accredited investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors agreed to purchase 55,000,000 shares (the “PIPE Shares”) of the Company’s common stock at a purchase price per share of $10.00 and an aggregate purchase price of $550.0 million (the “PIPE Investment”). The PIPE Investment was consummated concurrently with the Closing.

•	Hippo used $95.0 million to reacquire 9,500,000 shares of common stock from certain stockholders of Old Hippo prior to the Business Combination.

•
Prior to the Business Combination, RTPZ issued an aggregate of 5,750,000 shares of Class B common stock (the “Founder Shares”) to Reinvent Sponsor Z LLC, a Cayman Islands limited liability company (the “Sponsor”) for an aggregate purchase price of $25,000 in cash. All outstanding Founder Shares were automatically converted into shares of the Company’s common stock on a one-for-one basis at the Closing and will continue to be subject to the transfer restrictions applicable to such Founder Shares.

•
Prior to the Closing, holders of 19,261,380 shares of Class A common stock of RTPZ exercised their rights to redeem those shares for cash at an approximate price of $10.00 per share, for an aggregate of approximately $192.6 million which was paid to such holders at Closing. The remaining Class A common stock of RTPZ converted into shares of the Company’s common stock on a one-for-one basis at the Closing.

•	Immediately after giving effect to the Merger and the PIPE Investment, there were 559,731,226 shares of Hippo common stock outstanding.

The aggregate gross cash consideration received by the Company in connection with the Business Combination and the PIPE investment was $587.7 million, which consisted of proceeds of $550.0 million from the PIPE Investment, plus approximately $37.7 million of cash from the Company’s trust account that held the proceeds from RTPZ’s initial public offering (the “Trust Account”) post-redemption of shares of RTPZ’s Class A common stock from RTPZ’s Class A stockholders. The aggregate cash consideration received was reduced by $95.0 million for the repurchase of common stock and reduced by $42.4 million for the payment of direct transaction costs incurred by Old Hippo and the Company which were reflected as a reduction of proceeds. The remaining consideration consisted of 495,242,606 newly issued shares of the Company’s common stock.
The following table reconciles the elements of the Business Combination and the PIPE investment to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

in millions	Recapitalization
Cash in trust, net of redemptions	$37.7
Cash — PIPE	550.0
Less: Cash used for repurchase of common stock	(95.0)
Less: transaction costs and advisory fees	(42.4)

Net cash received from the Business Combination and PIPE investment	$450.3
Net assets acquired from the Business Combination	3.6

Total	$453.9

The number of shares of common stock issued immediately following the consummation of the Business Combination and the PIPE Investment:

Number of Shares
Class A common stock outstanding prior to Business Combination	23,000,000
Less: Redemption of RTPZ Class A common stock	(19,261,380)

Class A common stock of RTPZ	3,738,620
RTPZ Founder shares — Class B	5,750,000
PIPE Shares	55,000,000

Business Combination and PIPE shares which converted to Hippo common stock	64,488,620
Old Hippo shares, net of repurchase (1)	495,242,606

Total shares of common stock outstanding immediately after Business Combination and PIPE investment	559,731,226

(1)
The number of Old Hippo shares was determined based on Old Hippo common stock outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 6.95433 adjusted for buyback of 9,500,000 shares of common stock. For further details, refer to Note 17, Stockholders’ Equity.

In connection with the Business Combination, preferred stock warrants were exercised for cash proceeds of $29.0 million. See also Note 13, Convertible Promissory Notes and Derivative Liability, Note 14, Public Warrants and Private Placement Warrants, Note 16, Convertible Preferred Stock, and Note 17, Stockholders’ Equity for additional information regarding changes to the instruments as a result of the Business Combination.